CONCENTRATIONS, RISKS AND UNCERTAINTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION RISKS

	For the Three Months Ended June 30,				For the Six Months Ended June 30,
	2026		2025		2026		2025
Customer	Amount	%	Amount	%	Amount	%	Amount	%
A	$1,087,881	29.0%	$1,138,481	29.3%	$2,193,362	31.2%	$2,251,053	29.0%
B	750,717	20.0%	594,460	15.3%	$1,475,539	21.0%	$1,158,080	14.9%
C	331,002	8.8%	374,780	9.6%	$646,243	9.2%	$861,958	11.1%
D	275,945	7.3%	343,460	8.8%	$505,838	7.2%	$732,740	9.4%

Table 15.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net

	June 30, 2026		December 31, 2025
Customer	Amount	%	Amount	%
1	$1,033,154	27.8%	$768,954	28.6%
2	$764,999	20.6%	$479,151	17.8%
3	$357,471	9.6%	$373,236	13.9%

Table 18.1: Revenue Concentration by Customer - Based on % of Revenue
	For the Year Ended December 31,
	2025		2024
Customer	Amount	%	Amount	%
A	$4,576,315	30.2%	$3,584,564	20.2%
B	$2,504,836	16.6%	$2,167,024	12.2%
C	$1,300,680	8.6%	$2,652,925	14.9%
D	$1,378,738	9.1%	$2,934,031	16.5%

Table 18.2: Accounts Receivable Concentration by Customer - Based on % of Accounts Receivable, Net
	December 31, 2025
Customer	Amount	%
1	$768,954	29%
2	$479,151	18%
3	$373,236	14%